Statements of Net Assets Available for Benefits - EBP 100 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments, at fair value (Notes 2 and 3)	$ 123,705,686	$ 122,192,316
Investments, at contract value (Note 2)	3,910	3,767
Total investments	123,709,596	122,196,083
Receivables:
Notes receivable from participants	608,214	481,081
Employer contributions	78,648	54,971
Dividend receivable	61,840	0
Total receivables	748,702	536,052
TOTAL ASSETS	124,458,298	122,732,135
Payables:
Accrued investment fees	(17,279)	(17,051)
TOTAL LIABILITIES	(17,279)	(17,051)
NET ASSETS AVAILABLE FOR BENEFITS	$ 124,441,019	$ 122,715,084